Stockholders' Equity (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 23, 2015	Oct. 23, 2015	Sep. 30, 2014	Aug. 31, 2014	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Preferred stock, shares authorized					5,000,000	5,000,000	5,000,000
Preferred stock, par value					$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized					100,000,000	100,000,000	100,000,000
Common stock, par value					$ 0.01	$ 0.01	$ 0.01
Proceeds from exercise of warrants						$ 1,269,000	$ 4,000
Proceeds from private placement
Number of common stock shares issued during the period						13,906
Fees					225,000
Proceeds from common stock					$ 775,000
Fair value assumption of volatility rate					74.71%	82.12%
Fair value assumption of interest rate					0.93%	0.83%
Fair value assumption of dividend yield					0.00%	0.00%
Warrant [Member]
Proceeds from exercise of warrants						$ 1,269,000	$ 4,000
Number of warrants issued						78,000
Number of common stock shares issued during the period					1,176,472	41,178
Number of warrants exercise during the period						2,820,670	413,332
Employees, Directors and Officers [Member]
Number of shares issued						2,075,000	1,715,000
Services expense						$ 182,000	$ 24,000
Employees, Directors and Officers [Member] | Restricted Stock Units RSU [Member]
Number of shares issued						2,075,000	1,715,000
Private Placement Financing [Member]
Warrant term						5 years
Five-Year Warrant [Member]
Fair value of warrants							$ 4,397,000
Fair value assumption of volatility rate							133.74%
Fair value assumption of interest rate							1.50%
Fair value assumption of dividend yield							0.00%
Five-Year Warrant [Member] | Minimum [Member]
Fair value of exercise price per share							$ 0.01
Five-Year Warrant [Member] | Maximum [Member]
Fair value of exercise price per share							$ 0.75
Franchise Brands, LLC [Member] | Securities Purchase Agreement [Member]
Warrants to purchase of common stock shares	4,444,439	13,333,333					4,652,312
Warrants exercise price per share	$ 0.45	$ 0.45
Proceeds from exercise of warrants		$ 6,000,000					$ 7,493,000
Proceeds from private placement	$ 2,000,000
Number of warrants issued						2,820,670
Fees							92,000
Proceeds from common stock							$ 7,401,000
Franchise Brands, LLC [Member] | Securities Purchase Agreement [Member] | Five-Year Warrant [Member]
Warrants to purchase of common stock shares	2,222,217	6,666,666
Warrant term	5 years	5 years
Franchise Brands, LLC [Member] | Securities Purchase Agreement [Member] | Six-Month Warrant [Member]
Warrants to purchase of common stock shares		8,666,666				2,820,670
Warrant term		6 months				6 months
Tom Lee [Member] | Private Placement Financing [Member]
Proceeds from private placement			$ 472,000	$ 472,000
General Financial Advisory Services [Member] | Service Agreement [Member]
Number of common stock shares issued during the period							250,000
Number of common stock issued during the period						$ 290,000	$ 206,000
Services expense						$ 43,000
Service agreement term						2 years